Shareholder Report	1 Months Ended	2 Months Ended		6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSRS
Amendment Flag				false
Registrant Name				Krane Shares Trust
Entity Central Index Key				0001547576
Entity Investment Company Type				N-1A
Document Period End Date				Sep. 30, 2024
C000129136
Shareholder Report [Line Items]
Fund Name				KraneShares CSI China Internet ETF
Class Name				KraneShares CSI China Internet ETF
Trading Symbol				KWEB
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kweb/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$41	0.70%

Expenses Paid, Amount				$ 41
Expense Ratio, Percent				0.70%
AssetsNet	$ 7,208,815,734	$ 7,208,815,734	$ 7,208,815,734	$ 7,208,815,734
Holdings Count | Holding	33	33	33	33
Advisory Fees Paid, Amount				$ 17,873,683
InvestmentCompanyPortfolioTurnover				25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,208,815,734	33	$17,873,683	25%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.2%
Short-Term Investment	1.1%
Industrials	3.3%
Financials	3.8%
Real Estate	4.2%
Consumer Staples	6.6%
Communication Services	35.8%
Consumer Discretionary	45.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	11.0%
Tencent Holdings	9.9%
Meituan, Cl B	9.1%
JD.com, Cl A	7.2%
PDD Holdings ADR	6.3%
KE Holdings ADR	4.2%
Trip.com Group	4.1%
Baidu, Cl A	3.7%
Bilibili, Cl Z	3.6%
Kuaishou Technology, Cl B	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Web Address				https://kraneshares.com/kweb/
C000129571
Shareholder Report [Line Items]
Fund Name				KraneShares Bosera MSCI China A 50 Connect Index ETF
Class Name				KraneShares Bosera MSCI China A 50 Connect Index ETF
Trading Symbol				KBA
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kba/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$31	0.56%

Expenses Paid, Amount				$ 31
Expense Ratio, Percent				0.56%
AssetsNet	$ 186,361,118	$ 186,361,118	$ 186,361,118	$ 186,361,118
Holdings Count | Holding	86	86	86	86
Advisory Fees Paid, Amount				$ 488,363
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$186,361,118	86	$488,363	19%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.7%
Utilities	4.8%
Health Care	6.9%
Consumer Discretionary	7.0%
Materials	10.1%
Consumer Staples	12.8%
Information Technology	14.5%
Industrials	16.0%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	6.9%
Contemporary Amperex Technology, Cl A	6.5%
Zijin Mining Group, Cl A	5.6%
Foxconn Industrial Internet, Cl A	4.6%
Wanhua Chemical Group, Cl A	4.3%
Luxshare Precision Industry, Cl A	4.3%
BYD, Cl A	3.7%
China Yangtze Power, Cl A	3.7%
China Merchants Bank, Cl A	3.4%
Hygon Information Technology, Cl A	3.3%

Updated Prospectus Web Address				https://kraneshares.com/kba/
C000141213
Shareholder Report [Line Items]
Fund Name				KraneShares MSCI All China Index ETF
Class Name				KraneShares MSCI All China Index ETF
Trading Symbol				KALL
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares MSCI All China Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kall/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kall/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Index ETF	$28	0.49%

Expenses Paid, Amount				$ 28
Expense Ratio, Percent				0.49%
AssetsNet	$ 8,061,664	$ 8,061,664	$ 8,061,664	$ 8,061,664
Holdings Count | Holding	203	203	203	203
Advisory Fees Paid, Amount				$ 15,919
InvestmentCompanyPortfolioTurnover				1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,061,664	203	$15,919	1%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.5%
Utilities	3.8%
Energy	4.0%
Health Care	4.3%
Materials	4.3%
Information Technology	4.7%
Industrials	6.6%
Consumer Staples	8.5%
Communication Services	13.8%
Financials	22.9%
Consumer Discretionary	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	9.0%
Alibaba Group Holding	5.8%
Meituan, Cl B	3.1%
Kweichow Moutai, Cl A	2.5%
PDD Holdings ADR	2.2%
China Construction Bank, Cl H	2.0%
JD.com, Cl A	1.6%
Contemporary Amperex Technology, Cl A	1.4%
BYD, Cl H	1.4%
Xiaomi, Cl B	1.4%

Updated Prospectus Web Address				https://kraneshares.com/kall/
C000180685
Shareholder Report [Line Items]
Fund Name				KraneShares MSCI One Belt One Road Index ETF
Class Name				KraneShares MSCI One Belt One Road Index ETF
Trading Symbol				OBOR
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/obor/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$42	0.79%

Expenses Paid, Amount				$ 42
Expense Ratio, Percent				0.79%
AssetsNet	$ 3,548,410	$ 3,548,410	$ 3,548,410	$ 3,548,410
Holdings Count | Holding	133	133	133	133
Advisory Fees Paid, Amount				$ 14,467
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,548,410	133	$14,467	12%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.7%
Philippines	1.7%
Turkey	2.0%
Poland	2.3%
Malaysia	2.4%
South Africa	2.7%
Thailand	4.2%
India	4.3%
Israel	4.8%
Indonesia	6.9%
Kuwait	9.3%
Singapore	10.0%
China	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	9.3%
Oversea-Chinese Banking	7.4%
China Yangtze Power, Cl A	5.2%
PTT	4.2%
China Petroleum & Chemical, Cl H	2.5%
KGHM Polska Miedz	2.3%
Elbit Systems	2.1%
Beijing-Shanghai High Speed Railway, Cl A	2.1%
Impala Platinum Holdings	2.1%
Turk Hava Yollari AO	1.8%

Updated Prospectus Web Address				https://kraneshares.com/obor/
C000176655
Shareholder Report [Line Items]
Fund Name				KraneShares Emerging Markets Consumer Technology Index ETF
Class Name				KraneShares Emerging Markets Consumer Technology Index ETF
Trading Symbol				KEMQ
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kemq/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$35	0.60%

Expenses Paid, Amount				$ 35
Expense Ratio, Percent				0.60%
AssetsNet	$ 17,376,254	$ 17,376,254	$ 17,376,254	$ 17,376,254
Holdings Count | Holding	53	53	53	53
Advisory Fees Paid, Amount				$ 46,123
InvestmentCompanyPortfolioTurnover				22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,376,254	53	$46,123	22%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Greece	0.6%
Australia	0.6%
United StatesFootnote Reference†	1.3%
Japan	2.1%
Finland	2.1%
Brazil	2.7%
Singapore	3.5%
South Africa	3.5%
India	5.2%
Taiwan	11.3%
South Korea	16.6%
China	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
JD.com, Cl A	4.7%
Meituan, Cl B	4.1%
PDD Holdings ADR	4.1%
Alibaba Health Information Technology	3.9%
Alibaba Group Holding	3.9%
NetEase	3.6%
Naspers, Cl N	3.5%
Sea ADR	3.5%
Tencent Holdings	3.4%
Bilibili, Cl Z	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Web Address				https://kraneshares.com/kemq/
C000157444
Shareholder Report [Line Items]
Fund Name				KraneShares MSCI China Clean Technology Index ETF
Class Name				KraneShares MSCI China Clean Technology Index ETF
Trading Symbol				KGRN
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kgrn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$44	0.79%

Expenses Paid, Amount				$ 44
Expense Ratio, Percent				0.79%
AssetsNet	$ 59,990,088	$ 59,990,088	$ 59,990,088	$ 59,990,088
Holdings Count | Holding	44	44	44	44
Advisory Fees Paid, Amount				$ 209,879
InvestmentCompanyPortfolioTurnover				20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,990,088	44	$209,879	20%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Information Technology	16.0%
Industrials	21.1%
Utilities	23.1%
Consumer Discretionary	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Li Auto, Cl A	9.0%
BYD, Cl H	7.8%
Contemporary Amperex Technology, Cl A	7.5%
XPeng, Cl A	6.6%
NIO, Cl A	6.5%
China Yangtze Power, Cl A	5.0%
Kingdee International Software Group	4.9%
Xinyi Solar Holdings	3.7%
China Longyuan Power Group, Cl H	3.6%
Beijing-Shanghai High Speed Railway, Cl A	3.6%

Updated Prospectus Web Address				https://kraneshares.com/kgrn/
C000198139
Shareholder Report [Line Items]
Fund Name				KraneShares Electric Vehicles and Future Mobility Index ETF
Class Name				KraneShares Electric Vehicles and Future Mobility Index ETF
Trading Symbol				KARS
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kars/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$37	0.73%

Expenses Paid, Amount				$ 37
Expense Ratio, Percent				0.73%
AssetsNet	$ 87,796,405	$ 87,796,405	$ 87,796,405	$ 87,796,405
Holdings Count | Holding	54	54	54	54
Advisory Fees Paid, Amount				$ 297,808
InvestmentCompanyPortfolioTurnover				18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$87,796,405	54	$297,808	18%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Sweden	1.1%
Belgium	1.7%
Argentina	1.9%
Germany	2.1%
Chile	2.3%
Japan	4.4%
Australia	7.8%
South Korea	12.9%
United States	24.3%
China	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Contemporary Amperex Technology, Cl A	4.8%
BYD, Cl A	4.2%
Li Auto, Cl A	4.1%
XPeng, Cl A	3.9%
Samsung SDI	3.8%
Tesla	3.6%
Panasonic Holdings	3.6%
Albemarle	3.5%
NIO ADR	3.5%
Geely Automobile Holdings	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Web Address				https://kraneshares.com/kars/
C000195635
Shareholder Report [Line Items]
Fund Name				KraneShares MSCI All China Health Care Index ETF
Class Name				KraneShares MSCI All China Health Care Index ETF
Trading Symbol				KURE
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kure/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$35	0.65%

Expenses Paid, Amount				$ 35
Expense Ratio, Percent				0.65%
AssetsNet	$ 47,495,307	$ 47,495,307	$ 47,495,307	$ 47,495,307
Holdings Count | Holding	61	61	61	61
Advisory Fees Paid, Amount				$ 134,972
InvestmentCompanyPortfolioTurnover				11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,495,307	61	$134,972	11%

Holdings [Text Block]

 Industry WeightingsFootnote Reference*

Value	Value
Health Care Providers & Services	9.9%
Life Sciences Tools & Services	11.4%
Health Care Equipment & Supplies	15.4%
Biotechnology	25.4%
Pharmaceuticals	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Shenzhen Mindray Bio-Medical Electronics, Cl A	8.3%
Jiangsu Hengrui Pharmaceuticals, Cl A	7.8%
BeiGene	7.0%
Wuxi Biologics Cayman	4.3%
Innovent Biologics	4.1%
CSPC Pharmaceutical Group	3.5%
Aier Eye Hospital Group, Cl A	3.4%
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3.4%
WuXi AppTec, Cl A	3.1%
Akeso	2.9%

Updated Prospectus Web Address				https://kraneshares.com/kure/
C000195632
Shareholder Report [Line Items]
Fund Name				KraneShares Asia Pacific High Income USD Bond ETF
Class Name				KraneShares Asia Pacific High Income USD Bond ETF
Trading Symbol				KHYB
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/khyb/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$36	0.69%

Expenses Paid, Amount				$ 36
Expense Ratio, Percent				0.69%
AssetsNet	$ 18,790,000	$ 18,790,000	$ 18,790,000	$ 18,790,000
Holdings Count | Holding	74	74	74	74
Advisory Fees Paid, Amount				$ 54,268
InvestmentCompanyPortfolioTurnover				74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,790,000	74	$54,268	74%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*

Value	Value
Perpetual MaturityFootnote Reference(A)	28.6%
5 to 10 Years	5.4%
3 to 5 Years	20.6%
1 to 3 Years	28.6%
Less than 1 Year	14.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(A)	Perpetual security with no stated maturity date.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
India Cleantech Energy	4.700%	08/10/26	3.0%
NWD Finance BVI, H15T5Y + 7.889%	5.250%	—Footnote Reference(A)	2.7%
Yanlord Land HK	5.125%	05/20/26	2.2%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.2%
Petron, H15T5Y + 7.574%	5.950%	—Footnote Reference(A)	2.1%
Magnum Holdings	5.375%	10/31/26	2.1%
Krung Thai Bank, H15T5Y + 3.530%	4.400%	—Footnote Reference(A)	2.1%
Greentown China Holdings	5.650%	07/13/25	2.1%
Fortune Star BVI	5.950%	10/19/25	2.1%
Greentown China Holdings	4.700%	04/29/25	2.1%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Updated Prospectus Web Address				https://kraneshares.com/khyb/
C000210156
Shareholder Report [Line Items]
Fund Name				KraneShares MSCI Emerging Markets ex China Index ETF
Class Name				KraneShares MSCI Emerging Markets ex China Index ETF
Trading Symbol				KEMX
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kemx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$13	0.24%

Expenses Paid, Amount				$ 13
Expense Ratio, Percent				0.24%
AssetsNet	$ 78,873,331	$ 78,873,331	$ 78,873,331	$ 78,873,331
Holdings Count | Holding	294	294	294	294
Advisory Fees Paid, Amount				$ 88,785
InvestmentCompanyPortfolioTurnover				2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,873,331	294	$88,785	2%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.9%
Philippines	1.1%
Qatar	1.1%
Poland	1.6%
Thailand	1.9%
Malaysia	2.5%
Indonesia	2.9%
Mexico	3.7%
South Africa	6.2%
Brazil	6.8%
South Korea	16.1%
India	23.0%
Taiwan	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.6%
Samsung Electronics	3.9%
Infosys ADR	2.2%
Hon Hai Precision Industry	1.7%
SK Hynix	1.5%
ICICI Bank	1.5%
Naspers, Cl N	1.4%
Bharti Airtel	1.4%
HDFC Bank	1.4%
Tata Consultancy Services	1.2%

Updated Prospectus Web Address				https://kraneshares.com/kemx/
C000222186
Shareholder Report [Line Items]
Fund Name				KraneShares Value Line<sup style="box-sizing: border-box; color: rgb(38, 137, 197); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Dynamic Dividend Equity Index ETF
Trading Symbol				KVLE
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kvle/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$30	0.56%

Expenses Paid, Amount				$ 30
Expense Ratio, Percent				0.56%
AssetsNet	$ 33,171,693	$ 33,171,693	$ 33,171,693	$ 33,171,693
Holdings Count | Holding	88	88	88	88
Advisory Fees Paid, Amount				$ 86,685
InvestmentCompanyPortfolioTurnover				44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,171,693	88	$86,685	44%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.6%
Materials	4.2%
Energy	5.3%
Consumer Discretionary	6.4%
Utilities	6.6%
Consumer Staples	7.2%
Communication Services	9.6%
Health Care	9.9%
Financials	10.3%
Industrials	12.6%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Microsoft	5.8%
Apple	5.2%
Alphabet, Cl C	3.5%
Amazon.com	2.9%
Meta Platforms, Cl A	2.7%
Home Depot	2.3%
Cisco Systems	2.0%
Texas Instruments	1.8%
Goldman Sachs Group	1.8%

Updated Prospectus Web Address				https://kraneshares.com/kvle/
C000223083
Shareholder Report [Line Items]
Fund Name				KraneShares Mount Lucas Managed Futures Index Strategy ETF
Class Name				KraneShares Mount Lucas Managed Futures Index Strategy ETF
Trading Symbol				KMLM
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kfafunds.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kfafunds.com/kmlm/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$45	0.90%

Expenses Paid, Amount				$ 45
Expense Ratio, Percent				0.90%
AssetsNet	$ 372,045,544	$ 372,045,544	$ 372,045,544	$ 372,045,544
Holdings Count | Holding	27	27	27	27
Advisory Fees Paid, Amount				$ 1,406,963
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$372,045,544	27	$1,406,963	0%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Futures ContractFootnote Reference(1)	3.4%
U.S. Treasury Obligations	73.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.18%, 10/3/2024	14.8%
U.S. Treasury Bill, 5.17%, 10/15/2024	14.7%
U.S. Treasury Bill, 5.08%, 10/29/2024	14.7%
U.S. Treasury Bill, 4.97%, 11/5/2024	14.7%
U.S. Treasury Bill, 4.58%, 11/29/2024	14.7%
AUD Currency - Futures ContractFootnote Reference(1)	0.6%
NY Harbor ULSD - Futures ContractFootnote Reference(1)	0.5%
Soybean - Futures ContractFootnote Reference(1)	0.5%
Corn - Futures ContractFootnote Reference(1)	0.4%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address				https://kfafunds.com/kmlm/
C000220718
Shareholder Report [Line Items]
Fund Name				KraneShares SSE STAR Market 50 Index ETF
Class Name				KraneShares SSE STAR Market 50 Index ETF
Trading Symbol				KSTR
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kstr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$48	0.89%

Expenses Paid, Amount				$ 48
Expense Ratio, Percent				0.89%
AssetsNet	$ 26,618,585	$ 26,618,585	$ 26,618,585	$ 26,618,585
Holdings Count | Holding	51	51	51	51
Advisory Fees Paid, Amount				$ 98,334
InvestmentCompanyPortfolioTurnover				12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,618,585	51	$98,334	12%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Industrials	3.1%
Materials	3.4%
Consumer Discretionary	5.9%
Health Care	12.5%
Information Technology	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hygon Information Technology, Cl A	8.8%
Beijing Kingsoft Office Software, Cl A	5.7%
Montage Technology, Cl A	5.6%
Cambricon Technologies, Cl A	5.5%
Shenzhen Transsion Holdings, Cl A	4.5%
Advanced Micro-Fabrication Equipment China, Cl A	4.2%
Shanghai United Imaging Healthcare, Cl A	3.9%
Beijing Roborock Technology, Cl A	3.3%
Jinko Solar, Cl A	3.2%
SUPCON Technology, Cl A	2.9%

Updated Prospectus Web Address				https://kraneshares.com/kstr/
C000223017
Shareholder Report [Line Items]
Fund Name				KraneShares Hang Seng TECH Index ETF
Class Name				KraneShares Hang Seng TECH Index ETF
Trading Symbol				KTEC
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/ktec/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$41	0.69%

Expenses Paid, Amount				$ 41
Expense Ratio, Percent				0.69%
AssetsNet	$ 12,626,822	$ 12,626,822	$ 12,626,822	$ 12,626,822
Holdings Count | Holding	29	29	29	29
Advisory Fees Paid, Amount				$ 24,008
InvestmentCompanyPortfolioTurnover				30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,626,822	29	$24,008	30%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Financials	0.6%
Consumer Staples	4.0%
Information Technology	20.1%
Communication Services	24.0%
Consumer Discretionary	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JD.com, Cl A	9.9%
Meituan, Cl B	9.0%
Alibaba Group Holding	8.5%
Tencent Holdings	7.4%
Xiaomi, Cl B	7.3%
Kuaishou Technology, Cl B	4.4%
Li Auto, Cl A	4.2%
Lenovo Group	4.1%
XPeng, Cl A	4.1%
Trip.com Group	4.0%

Updated Prospectus Web Address				https://kraneshares.com/ktec/
C000244532
Shareholder Report [Line Items]
Fund Name				KraneShares Dynamic Emerging Markets Strategy ETF
Class Name				KraneShares Dynamic Emerging Markets Strategy ETF
Trading Symbol				KEM
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Dynamic Emerging Markets Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/kem/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/kem/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Dynamic Emerging Markets Strategy ETF	$6	0.11%

Expenses Paid, Amount				$ 6
Expense Ratio, Percent				0.11%
AssetsNet	$ 5,081,514	$ 5,081,514	$ 5,081,514	$ 5,081,514
Holdings Count | Holding	2	2	2	2
Advisory Fees Paid, Amount				$ 2,164
InvestmentCompanyPortfolioTurnover				1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,081,514	2	$2,164	1%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares MSCI All China Index ETFFootnote Reference**	58.9%
KraneShares MSCI Emerging Markets ex China Index ETFFootnote Reference**	40.3%
Footnote	Description
Footnote**	Affiliated

Updated Prospectus Web Address				https://kraneshares.com/kem/
C000244621
Shareholder Report [Line Items]
Fund Name				KraneShares Global Luxury Index ETF
Class Name				KraneShares Global Luxury Index ETF
Trading Symbol				KLXY
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number				1-855-857-2638
Additional Information Website				https://kraneshares.com/klxy/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$34	0.69%

Expenses Paid, Amount				$ 34
Expense Ratio, Percent				0.69%
AssetsNet	$ 2,532,190	$ 2,532,190	$ 2,532,190	$ 2,532,190
Holdings Count | Holding	28	28	28	28
Advisory Fees Paid, Amount				$ 8,354
InvestmentCompanyPortfolioTurnover				30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,532,190	28	$8,354	30%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
China	0.7%
Germany	0.8%
United Kingdom	1.1%
Denmark	4.7%
Japan	8.5%
Switzerland	9.9%
Italy	11.0%
United States	26.1%
France	35.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LVMH Moet Hennessy Louis Vuitton	9.2%
L'Oreal	8.4%
Hermes International	8.1%
Cie Financiere Richemont, Cl A	7.8%
EssilorLuxottica	6.5%
Kao	5.1%
Deckers Outdoor	4.7%
Pandora	4.7%
Ferrari	4.4%
Moncler	4.1%

Updated Prospectus Web Address				https://kraneshares.com/klxy/
C000250789
Shareholder Report [Line Items]
Fund Name			KraneShares Artificial Intelligence and Technology ETF
Class Name			KraneShares Artificial Intelligence and Technology ETF
Trading Symbol			AGIX
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from July 17, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2683.
Additional Information Phone Number			1-855-857-2683
Additional Information Website			https://kraneshares.com/agix/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$21	0.99%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.99%
AssetsNet	$ 5,081,872	$ 5,081,872	$ 5,081,872	$ 5,081,872
Holdings Count | Holding	39	39	39	39
Advisory Fees Paid, Amount			$ 8,597
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,081,872	39	$8,597	8%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Industrials	2.3%
Communication Services	9.0%
Consumer Discretionary	10.2%
Information Technology	77.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	7.6%
NVIDIA	7.3%
Apple	5.8%
Amazon.com	5.1%
Meta Platforms, Cl A	4.3%
Broadcom	3.6%
Taiwan Semiconductor Manufacturing ADR	3.4%
Alphabet, Cl A	3.3%
Tesla	3.1%
Oracle	2.5%

Updated Prospectus Web Address			https://kraneshares.com/agix/
C000251229
Shareholder Report [Line Items]
Fund Name		KraneShares Sustainable Ultra Short Duration Index ETF
Class Name		KraneShares Sustainable Ultra Short Duration Index ETF
Trading Symbol		KCSH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from July 25, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kcsh/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$4	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.20%
AssetsNet	$ 299,965,645	$ 299,965,645	$ 299,965,645	$ 299,965,645
Holdings Count | Holding	257	257	257	257
Advisory Fees Paid, Amount		$ 57,044
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$299,965,645	257	$57,044	0%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*

Value	Value
9-12 Months	12.8%
6-9 Months	36.4%
3-6 Months	24.5%
0-3 Months	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of Nova Scotia	1.0%
Morgan Stanley	0.9%
GLP Capital	0.8%
Bank of Montreal	0.8%
Thermo Fisher Scientific	0.8%
Regions Financial	0.8%
JPMorgan Chase	0.8%
AutoZone	0.8%
Apple	0.7%
Bank of America	0.7%

Updated Prospectus Web Address		https://kraneshares.com/kcsh/
C000249978
Shareholder Report [Line Items]
Fund Name	KraneShares China Alpha Index ETF
Class Name	KraneShares China Alpha Index ETF
Trading Symbol	KCAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares China Alpha Index ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kcai/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$8	0.78%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.78%
AssetsNet	$ 8,815,812	$ 8,815,812	$ 8,815,812	$ 8,815,812
Holdings Count | Holding	38	38	38	38
Advisory Fees Paid, Amount	$ 4,525
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,815,812	38	$4,525	119%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.8%
Consumer Discretionary	8.7%
Information Technology	12.3%
Industrials	19.0%
Materials	19.4%
Financials	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zhongji Innolight, Cl A	3.9%
Aluminum Corp of China, Cl A	3.5%
Foxconn Industrial Internet, Cl A	3.5%
COSCO SHIPPING Holdings, Cl A	3.3%
Weichai Power, Cl A	3.3%
Chongqing Changan Automobile, Cl A	3.2%
Zijin Mining Group, Cl A	3.2%
Zhongjin Gold, Cl A	3.1%
Fuyao Glass Industry Group, Cl A	3.1%
NAURA Technology Group, Cl A	3.1%

Updated Prospectus Web Address	https://kraneshares.com/kcai/